UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2011. The net asset value (NAV) at that date was $14.55 per common share. The Fund's common stock is traded on the New York Stock Exchange (NYSE) and its share price can differ from its NAV; at period end, the Fund's closing price on the NYSE was $13.47

The total returns, including income, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2011
Cohen & Steers Closed-End Opportunity Fund at Market Value[a]	7.36%
Cohen & Steers Closed-End Opportunity Fund at NAV[a]	6.71%
Morningstar U.S. All Taxable Ex-Foreign Equity Index[b]	6.98%
S&P 500 Index[b]	6.02%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry to deter investors from arbitraging funds with a large percentage of non-U.S. holdings. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

The Fund makes regular quarterly distributions at a level rate (the "Policy"). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and realized gains. This excess would be a "return of capital"

a  As a closed-end investment company, the price of the Fund's NYSE-traded shares will be set by market forces and at times may deviate from the NAV per share of the Fund.

b  The Morningstar U.S. All Taxable ex-Foreign Equity Index measures the market cap weighted total return of 337 taxable equity and fixed income closed-end funds—it excludes international, regional and country closed-end funds. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Investment Review

Closed-end funds had a positive return in the six-month period ended June 30, 2011. However, following a strong first quarter, conditions became more challenging amid disappointing economic data. There were weaker-than-expected reports on the U.S. employment, housing, retail and inventory fronts—and forecasters began to lower their growth estimates. Renewed concerns over Europe's sovereign debt problems also weighed on financial markets, although there was some relief late in the period when Greece's parliament approved austerity measures.

Fixed income funds outperformed equity funds for the period. The equity category had the advantage through April, but fixed income took the lead as economic data softened, quantitative easing neared its end and Treasury yields declined.

Nearly all sectors within the index had gains in the period. The best-performing sectors within the equity category included health care funds (+21.0%c in the index based on market price) and utility funds (+13.1%), as investors rotated toward more-defensive groups. Real estate funds (+12.4%) also did well, reflecting improving fundamentals for REITs and the sector's relative insulation to global growth concerns.

Commodities funds (+1.9%) underperformed, reflecting concerns that a slowing economy would reverse the rally in gold and silver prices. Energy/resources funds (+0.02%) which are sensitive to commodity prices and the broader economy, struggled as well. Funds that invest in master limited partnerships (MLPs) underperformed with a return of +3.0%, hampered by economic uncertainty as well as speculation that tax reforms might jeopardize MLPs' pass-through status. Currently, MLP profits are not subject to double taxation, as taxes are only paid at the investor level.

Good performers within fixed income included the investment grade (+14.3%), high yield (+11.4%) and taxable municipal (+12.2%) sectors. Preferred funds (+13.0%) also benefited from demand for above-average income in a period of low interest rates; their performance further reflected improvements in the earnings and credit profiles of preferred issuers such as large banks.

The IPO market remained open

There were eleven closed-end fund launches in the period that raised a total of about $3.9 billion. Seven of these were equity strategy funds, which have started to dominate the issuance calendar; fixed income funds accounted for most of the IPOs in 2010.

c  Sector constituents as per the Morningstar U.S. All Taxable Ex-Foreign Equity Index; constituent returns as per Bloomberg L.P.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

Fund performance

The Fund had a positive return in the period but trailed its benchmark. Factors that detracted from relative performance included our overweight in the energy/resources sector and fund selection in the real estate and commodities sectors. Performance was helped by fund selection in the investment grade, MLP and U.S. general equity (+8.7% in the index) groups.

The Fund's gain based on market price exceeded its NAV return, which was consistent with a general trend of narrowing discounts in the period. The average closed-end fund discount was 1.2% on June 30, 2011, compared with 2.6% at the start of the year.

Investment Outlook

The slowing growth environment has pushed out estimates for when the Federal Reserve will begin to raise interest rates. Some market observers now believe there is a chance this may not happen until 2013. Continued low interest rates should benefit the income-producing power of leveraged closed-end funds. Notwithstanding recent economic disappointments, we believe that the best total-return opportunities still exist in the equity funds category, which may narrow its average discount further even as discounts remain low relative to their longer term averages (as of June 30, 2011, the average discount for equity funds was 3.8%, compared with 4.4% at the start of the year; fixed income funds ended the period trading at an average premium of 1.3%).

Regarding the new supply of closed-end funds in 2011, we believe the IPO window will remain open but selective, with the total amount raised likely to exceed 2010's total dollar issuance (on an annualized basis, issuance in 2011 so far is running 20% higher than 2010). New supply at this level is unlikely to weigh on closed-end fund prices in the secondary market over the next few quarters, in our view. We view the trend as a source of potential opportunity, and expect new issuance to include more equity-related strategies—as the shift away from fixed income closed-end funds continues.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

  DOUGLAS R. BOND

  Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

JUNE 30, 2011

Top Ten Holdings
(Unaudited)

Closed-End Fund	Value	% of Net Assets
Central Fund of Canada Ltd.	$18,758,448	4.7%
Alpine Total Dynamic Dividend Fund	17,833,994	4.5
Gabelli Equity Trust	16,648,730	4.2
Eaton Vance Tax-Advantaged Dividend Income Fund	15,703,210	3.9
Gabelli Dividend & Income Trust	12,152,689	3.0
Clough Global Opportunities Fund	12,115,760	3.0
Alpine Global Premier Properties Fund	10,941,821	2.7
Western Asset High Income Fund II	10,388,966	2.6
Eaton Vance Tax-Advantaged Global Dividend Income Fund	10,135,741	2.5
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	9,487,109	2.4

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

		Number of Shares	Value
CLOSED-END FUNDS	99.5%
ASIA EQUITY	0.3%
China Fund		20,500	$640,625
Morgan Stanley China A Share Fund[a]		15,300	417,690
			1,058,315
COMMODITIES	6.0%
Central Fund of Canada Ltd.		920,886	18,758,448
Central GoldTrust (Canada)[a]		59,600	3,375,148
iShares Silver Trust[a]		23,600	798,860
SPDR Gold Trust[a]		6,900	1,007,262
			23,939,718
CONVERTIBLE	0.0%
Advent Claymore Convertible Securities and Income Fund		2,900	54,520
Advent Claymore Global Convertible Securities & Income Fund		3,400	30,770
			85,290
COVERED CALL	6.9%
AGIC International & Premium Strategy Fund		1,600	22,320
BlackRock Enhanced Capital and Income Fund		7,300	105,996
BlackRock Enhanced Dividend Achievers Trust		10,800	89,424
BlackRock International Growth and Income Trust		13,600	137,224
Eaton Vance Risk-Managed Diversified Equity Income Fund		196,800	2,483,616
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		745,256	9,487,109
Eaton Vance Tax-Managed Diversified Equity Income Fund		280,717	3,065,430
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		377,065	4,573,798
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		407,162	4,262,986
First Trust Enhanced Equity Income Fund		2,200	27,126
Guggenheim Enhanced Equity Income Fund		2,600	24,804
NFJ Dividend Interest & Premium Strategy Fund		173,300	3,277,103
Nuveen Equity Premium Advantage Fund		3,100	38,905
Nuveen Equity Premium and Growth Fund		1,400	18,578
Nuveen Equity Premium Income Fund		3,400	42,330
Nuveen Equity Premium Opportunity Fund		5,800	72,036
			27,728,785

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

		Number of Shares	Value
EMERGING MARKETS DEBT	0.9%
AllianceBernstein Global High Income Fund		233,300	$3,571,823
ENERGY/RESOURCES	7.3%
ASA Gold and Precious Metals Ltd.		194,500	5,562,700
BlackRock EcoSolutions Investment Trust		2,400	25,296
BlackRock Energy and Resources Trust		51,200	1,488,896
BlackRock Real Asset Equity Trust		422,800	6,130,600
BlackRock World Mining Trust PLC (United Kingdom)[b]		213,000	2,584,472
Energy Select Sector SPDR Fund		77,700	5,854,695
Gabelli Global Gold Natural Resources & Income Trust		198,198	3,521,978
Oil Services HOLDRS Trust		25,200	3,830,400
			28,999,037
EQUITY TAX-ADVANTAGED	12.7%
Eaton Vance Tax-Advantaged Dividend Income Fund		907,700	15,703,210
Eaton Vance Tax-Advantaged Global Dividend Income Fund		662,900	10,135,741
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund		375,400	8,146,180
Gabelli Dividend & Income Trust		730,769	12,152,689
John Hancock Tax-Advantaged Dividend Income Fund		143,090	2,358,123
John Hancock Tax-Advantaged Global Shareholder Yield Fund		1,900	26,315
Nuveen Tax-Advantaged Dividend Growth Fund		1,500	19,875
Nuveen Tax-Advantaged Total Return Strategy Fund		192,000	2,160,000
			50,702,133
FINANCIAL	0.3%
John Hancock Bank and Thrift Opportunity Fund		73,100	1,201,033
GLOBAL EQUITY	2.2%
Clough Global Equity Fund		353,000	5,224,400
ING Infrastructure Industrials and Materials Fund		157,800	3,375,342
Nuveen Global Value Opportunities Fund		2,000	39,040
			8,638,782

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

		Number of Shares	Value
GLOBAL EQUITY DIVIDEND	4.7%
Alpine Global Dynamic Dividend Fund		121,600	$893,760
Alpine Total Dynamic Dividend Fund		2,938,055	17,833,994
Wells Fargo Advantage Global Dividend Opportunity Fund		6,200	62,062
			18,789,816
GLOBAL HYBRID (GROWTH & INCOME)	4.0%
AGIC Global Equity & Convertible Income Fund		2,300	37,260
Clough Global Opportunities Fund		900,800	12,115,760
Nuveen Diversified Dividend and Income Fund		339,151	3,873,104
			16,026,124
GLOBAL INCOME	2.7%
DWS Multi-Market Income Trust		2,200	23,540
MFS Charter Income Trust		5,200	48,672
MFS Intermediate Income Trust		15,600	98,592
MFS Multimarket Income Trust		6,900	47,127
Nuveen Global Government Enhanced Income Fund		1,400	20,594
Nuveen Multi-Currency Short-Term Government Income Fund		5,500	81,730
PIMCO Strategic Global Government Fund		6,400	73,280
Putnam Premier Income Trust		1,014,400	6,644,320
Templeton Global Income Fund		150,865	1,659,515
Western Asset Global High Income Fund		157,200	2,054,604
			10,751,974
GOVERNMENT	2.0%
AllianceBernstein Income Fund		1,009,200	7,962,588
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund		4,500	56,340
Western Asset/Claymore Inflation-Linked Securities & Income Fund		2,000	25,800
			8,044,728

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

		Number of Shares	Value
HEALTH/BIOTECH	0.0%
H&Q Healthcare Investors		1,700	$26,673
H&Q Life Sciences Investors		2,200	27,412
			54,085
HIGH YIELD	9.0%
BlackRock Corporate High Yield Fund		4,300	31,820
BlackRock Corporate High Yield Fund III		5,900	43,070
BlackRock Corporate High Yield Fund V		148,700	1,815,627
BlackRock Corporate High Yield Fund VI		106,755	1,277,857
BlackRock Debt Strategies Fund		17,900	76,075
BlackRock Senior High Income Fund		5,000	20,950
Dreyfus High Yield Strategies Fund		15,300	74,052
DWS High Income Opportunities Fund		2,100	30,576
DWS High Income Trust		1,900	20,501
Neuberger Berman High Yield Strategies Fund		1,900	26,258
New America High Income Fund		419,436	4,555,075
PIMCO High Income Fund		596,114	8,119,073
Pioneer Diversified High Income Trust		1,100	23,210
Pioneer High Income Trust		194,438	3,264,614
Wells Fargo Advantage Income Opportunities Fund		277,600	2,795,432
Western Asset High Income Fund II		1,033,728	10,388,966
Western Asset High Income Opportunity Fund		558,100	3,521,611
			36,084,767
INVESTMENT GRADE	1.9%
Duff & Phelps Utility and Corporate Bond Trust		2,300	26,059
John Hancock Income Securities Trust		1,000	15,330
PIMCO Corporate Opportunity Fund		326,659	6,755,308
Western Asset Global Corporate Defined Opportunity Fund		45,000	845,100
			7,641,797

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

		Number of Shares	Value
LIMITED DURATION	2.3%
BlackRock Limited Duration Income Trust		3,500	$62,825
Eaton Vance Limited Duration Income Fund		545,642	8,986,724
Wells Fargo Advantage Multi-Sector Income Fund		4,400	67,760
			9,117,309
MASTER LIMITED PARTNERSHIP	6.9%
ClearBridge Energy MLP Fund		89,120	1,977,573
Cushing MLP Total Return Fund		190,100	1,963,733
Energy Income and Growth Fund		190,380	5,540,058
Kayne Anderson Energy Total Return Fund		276,324	8,190,243
Kayne Anderson MLP Investment Company		103,600	3,133,900
Tortoise MLP Fund		253,100	6,555,290
			27,360,797
MORTGAGE BOND	0.0%
BlackRock Income Trust		6,000	42,240
Helios Total Return Fund		3,100	19,034
Nuveen Mortgage Opportunity Term Fund		1,500	36,630
			97,904
MULTI-SECTOR	4.6%
AGIC Convertible & Income Fund		670,731	6,854,871
AGIC Convertible & Income Fund II		614,570	5,819,978
BlackRock Core Bond Trust		3,000	37,590
BlackRock Credit Allocation Income Trust II		4,700	47,705
BlackRock Credit Allocation Income Trust III		1,800	19,512
BlackRock Credit Allocation Income Trust IV		6,100	76,311
BlackRock Diversified Income Strategies Fund		1,600	17,392
BlackRock Income Opportunity Trust		2,900	28,072
MFS Government Markets Income Trust		2,700	18,360
Nuveen Multi-Strategy Income and Growth Fund		10,100	88,981
Nuveen Multi-Strategy Income and Growth Fund II		12,200	111,508
PIMCO Income Opportunity Fund		150,534	4,214,952
PIMCO Income Strategy Fund		4,700	60,818

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

		Number of Shares	Value
PIMCO Income Strategy Fund II		95,500	$1,028,535
			18,424,585
NATIONAL MUNICIPAL	2.0%
AllianceBernstein National Municipal Income Fund		69,900	936,660
BlackRock Municipal Income Trust II		103,500	1,407,600
BlackRock MuniYield Fund		44,200	597,142
BlackRock MuniVest Fund II		11,538	168,916
BlackRock MuniYield Quality Fund III		67,200	842,688
Nuveen Investment Quality Municipal Fund		29,300	413,423
Nuveen Premium Income Municipal Fund 2		64,800	879,336
PIMCO Municipal Income Fund II		130,100	1,369,953
Putnam Managed Municipal Income Trust		201,600	1,485,792
			8,101,510
PREFERRED	3.4%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund		334,572	5,955,382
Flaherty & Crumrine/Claymore Total Return Fund		171,600	3,289,572
John Hancock Preferred Income Fund		3,500	72,695
John Hancock Preferred Income Fund II		59,113	1,220,683
John Hancock Preferred Income Fund III		159,205	2,792,456
John Hancock Premium Dividend Fund		6,200	78,058
Nuveen Quality Preferred Income Fund		6,700	52,461
Nuveen Quality Preferred Income Fund II		11,000	92,290
			13,553,597
REAL ESTATE	4.0%
Alpine Global Premier Properties Fund		1,521,811	10,941,821
ING Clarion Global Real Estate Income Fund		452,612	3,788,363
Neuberger Berman Real Estate Securities Income Fund		6,600	28,380
Nuveen Real Estate Income Fund		112,400	1,267,872
			16,026,436

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

		Number of Shares	Value
SENIOR LOAN	4.5%
BlackRock Floating Rate Income Strategies Fund		2,200	$33,594
BlackRock Floating Rate Income Strategies Fund II		1,300	18,304
BlackRock Floating Rate Income Trust Fund		2,600	40,456
Eaton Vance Floating-Rate Income Trust		459,246	7,453,562
Eaton Vance Senior Floating-Rate Trust		184,526	2,957,952
Eaton Vance Senior Income Trust		509,287	3,677,052
Invesco Van Kampen Dynamic Credit Opportunities Fund		7,300	92,710
Invesco Van Kampen Senior Income Trust		20,700	104,328
Nuveen Floating Rate Income Fund		197,200	2,405,840
Pioneer Floating Rate Trust		77,400	1,080,504
			17,864,302
U.S. EQUITY DIVIDEND	0.0%
BlackRock Equity Dividend Trust		5,700	57,570
BlackRock Strategic Equity Dividend Trust		3,300	35,244
			92,814
U.S. GENERAL EQUITY	8.1%
Gabelli Equity Trust		2,729,300	16,648,730
Liberty All-Star Equity Fund		1,601,186	8,278,132
Nuveen Core Equity Alpha Fund		1,800	25,830
Royce Value Trust		497,500	7,422,700
Special Opportunities Fund		1,000	15,550
SunAmerica Focused Alpha Growth Fund		2,600	54,002
			32,444,944
U.S. HYBRID (GROWTH & INCOME)	1.7%
AGIC Equity & Convertible Income Fund		2,900	53,447
DNP Select Income Fund		259,520	2,595,200
Guggenheim Strategic Opportunities Fund		209,050	4,285,525
			6,934,172

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2011 (Unaudited)

		Number of Shares	Value
UTILITY	1.1%
Macquarie First Trust Global Infrastructure Utilities Dividend & Income Fund		155,200	$2,481,648
Macquarie Global Infrastructure Total Return Fund		87,600	1,626,732
The Reaves Utility Income Trust		2,400	60,096
Wells Fargo Advantage Utilities and High Income Fund		1,400	16,450
			4,184,926
TOTAL CLOSED-END FUNDS (Identified cost—$330,256,695)			397,521,503
SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%[c] (Identified cost—$3,000,254)		3,000,254	3,000,254
TOTAL INVESTMENTS (Identified cost—$333,256,949)	100.2%		400,521,757
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)		(808,483)
NET ASSETS (Equivalent to $14.55 per share based on 27,474,186 shares of common stock outstanding)	100.0%		$399,713,274

Note: Percentages indicated are based on the net assets of the Fund.

a  Non-income producing security.

b  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 0.6% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

c  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$333,256,949)	$400,521,757
Cash	70,709
Receivable for:
Investment securities sold	853,060
Dividends	632,367
Other assets	1,193
Total Assets	402,079,086
LIABILITIES:
Payable for:
Investment securities purchased	1,112,180
Dividends declared	943,541
Investment management fees	308,171
Directors' fees	1,920
Total Liabilities	2,365,812
NET ASSETS	$399,713,274
NET ASSETS consist of:
Paid-in capital	$494,479,038
Dividends in excess of net investment income	(10,029,626)
Accumulated net realized loss	(152,000,946)
Net unrealized appreciation	67,264,808
$399,713,274
NET ASSET VALUE PER SHARE:
($399,713,274 ÷ 27,474,186 shares outstanding)	$14.55
MARKET PRICE PER SHARE	$13.47
MARKET PRICE DISCOUNT TO NET ASSET VALUE PER SHARE	(7.42)%

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividend income	$10,657,109
Expenses:
Investment management fees	1,897,193
Directors' fees and expenses	16,496
Miscellaneous	1,694
Total Expenses	1,915,383
Reduction of Expenses (See Note 2)	(18,190)
Net Expenses	1,897,193
Net Investment Income	8,759,916
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,455,858
Foreign currency transactions	(981)
Net realized gain	4,454,877
Net change in unrealized appreciation	11,643,164
Net realized and unrealized gain	16,098,041
Net Increase in Net Assets Resulting from Operations	$24,857,957

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010
Change in Net Assets:
From Operations:
Net investment income	$8,759,916	$20,927,144
Net realized gain (loss)	4,454,877	(15,212,911)
Net change in unrealized appreciation	11,643,164	51,158,489
Net increase in net assets resulting from operations	24,857,957	56,872,722
Dividends and Distributions to Shareholders from:
Net investment income	(14,286,577)	(25,417,065)
Tax return of capital	—	(1,507,637)
Total dividends and distributions to shareholders	(14,286,577)	(26,924,702)
Total increase in net assets	10,571,380	29,948,020
Net Assets:
Beginning of period	389,141,894	359,193,874
End of period[a]	$399,713,274	$389,141,894

a  Includes dividends in excess of net investment income of $10,029,626 and $4,502,965, respectively.

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended	For Year Ended December 31,				For the Period November 24, 2006[a] through December 31,
Per Share Operating Performance:	June 30, 2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$14.16	$13.07	$9.34	$16.88	$19.58	$19.40
Income from investment operations:
Net investment income	0.32	0.78	0.59	0.74	1.12	0.15
Net realized and unrealized gain (loss)	0.59	1.29	4.14	(6.87)	(2.13)	0.25
Total income (loss) from investment operations	0.91	2.07	4.73	(6.13)	(1.01)	0.40
Less dividends and distributions to shareholders from:
Net investment income	(0.52)	(0.93)	(0.61)	(0.73)	(1.12)	(0.15)
Net realized gain	—	—	—	—	(0.42)	(0.01)
Tax return of capital	—	(0.05)	(0.39)	(0.68)	(0.13)	—
Total dividends and distributions to shareholders	(0.52)	(0.98)	(1.00)	(1.41)	(1.67)	(0.16)
Offering costs charged to paid-in capital	—	—	—	—	(0.00)[b]	(0.04)
Anti-dilutive (dilutive) effect of common share offering	—	—	0.00 [b]	0.00 [b]	(0.02)	(0.02)
Net increase (decrease) in net asset value	0.39	1.09	3.73	(7.54)	(2.70)	0.18
Net asset value, end of period	$14.55	$14.16	$13.07	$9.34	$16.88	$19.58
Market value, end of period	$13.47	$13.03	$12.13	$9.16	$15.97	$20.42
Total net asset value return[c]	6.71%[d]	16.93%	53.77%	–38.32%	–5.40%	1.78%[d]
Total market value return[c]	7.36%[d]	15.94%	45.51%	–36.06%	–14.18%	2.97%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$399.7	$389.1	$359.2	$255.6	$458.7	$504.5
Ratio of expenses to average daily net assets (before expense reduction)[e]	0.96%[f]	0.96%	0.97%	0.97%	0.96%	0.98%[f]
Ratio of expenses to average daily net assets (net of expense reduction)[e]	0.95%[f]	0.95%	0.95%	0.95%	0.95%	0.95%[f]
Ratio of net investment income to average daily net assets (before expense reduction)[e]	4.38%[f]	5.64%	5.09%	4.06%	4.76%	7.07%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)[e]	4.39%[f]	5.66%	5.10%	4.09%	4.77%	7.10%[f]
Portfolio turnover rate	33%[d]	79%	63%	40%	49%	0%

a  Commencement of operations.

b  Amount is less than $0.005.

c  Total market value return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested. Dividends and distributions, if any, are assumed for purposes of these calculations, to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

d  Not annualized.

e  Does not include expenses incurred by the closed-end funds in which the Fund invests.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Closed-End Opportunity Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on September 14, 2006 and is registered under the Investment Company Act of 1940 as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to achieve total return.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds—Energy/Resources	$28,999,037	$26,414,565	$2,584,472	—
Closed-End Funds—Other Funds	368,522,466	368,522,466	—	—
Money Market Funds	3,000,254	—	3,000,254	—
Total Investments	$400,521,757	$394,937,031	$5,584,726	—

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund's Reinvestment Plan unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions where it trades for all open tax years and has concluded that as of June 30, 2011, no additional provisions for income tax would be required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Management Fees and Other Transactions with Affiliates

Investment Management Fees: The investment manager serves as the Fund's investment manager pursuant to an investment management agreement (the investment management agreement). Under the terms of the investment management agreement, the investment manager provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors. For the services provided to the Fund, the investment manager receives a fee, accrued daily and paid monthly, at the annual rate of 0.95% of the average daily net assets of the Fund.

The investment manager has contractually agreed to reimburse the Fund so that its total annual operating expenses do not exceed 0.95% of the average daily net assets. This commitment will remain in place for the life of the Fund.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the investment manager. The Fund does not pay compensation to any affiliated directors and officers.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2011, totaled $133,362,773 and $131,313,131, respectively.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Income Tax Information

As of June 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$333,256,949
Gross unrealized appreciation	$72,634,727
Gross unrealized depreciation	(5,369,919)
Net unrealized appreciation	$67,264,808

As of December 31, 2010, the Fund had a net capital loss carryforward of $148,215,260, of which $33,964,723 will expire on December 31, 2016, $98,992,970 which will expire on December 31, 2017 and $15,257,567 which will expire on December 31, 2018. This carryforward may be used to offset future capital gains to the extent provided by regulations. The Regulated Investment Company Modernization Act of 2010 (the "Act") requires that capital loss carryforwards incurred after the effective date of the Act be used before those previously incurred, thereby increasing the chances that all or a portion of these losses will not be able to be utilized prior to their expiration. In addition, the Fund incurred currency losses of $7,752 after October 31, 2010 that it has elected to treat as arising in the following fiscal year.

Note 5. Capital Stock

The Fund is authorized to issue 100 million shares of common stock at a par value of $0.001 per share.

During the six months ended June 30, 2011, and the year ended December 31, 2010, the Fund issued no shares of common stock for the reinvestment of dividends.

On December 14, 2010, the Board of Directors approved the continuation of the delegation of its authority to management to effect repurchases, pursuant to management's discretion and subject to market conditions and investment considerations, of up to 10% of the Fund's common shares outstanding ("Share Repurchase Program") as of January 1, 2011 through the fiscal year ended December 31, 2011. During the six months ended June 30, 2011, and the year ended December 31, 2010, the Fund did not effect any repurchases.

Note 6. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Subsequent Events

Events and transactions occurring after June 30, 2011 and through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements and no additional disclosure is required.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

PROXY RESULTS (Unaudited)

Cohen & Steers Closed-End Opportunity Fund, Inc. shareholders voted on the following proposals at the annual meeting held on April 28, 2011. The description of each proposal and number of shares voted are as follows:

Common Shares

	Shares Voted For	Authority Withheld
To elect Directors:
Bonnie Cohen	25,474,912.159	543,708.555
Richard E. Kroon	25,571,541.645	447,079.069
Willard H. Smith Jr.	25,517,367.813	501,252.901

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

AVERAGE ANNUAL TOTAL RETURNS

(periods ended June 30, 2011) (Unaudited)

Based on Net Asset Value		Based on Market Value
One Year	Since Inception (11/24/06)	One Year	Since Inception (11/24/06)
25.21%	2.93%	27.05%	0.50%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com.

DIVIDEND REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in 'Street Name' to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's net investment company taxable income and realized gains are a return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Notice is hereby given in accordance with Rule 23c-1 under the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Change to Investment Policy

The Board of Directors approved revisions to the ratings criteria for determining whether a security is deemed investment grade or below investment grade. The determination of whether a security is deemed investment grade or below investment grade will be determined at the time of investment. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (NRSRO) (for example minimum Baa3 or BBB- by Moody's or S&P) or, if unrated, is judged to be investment grade by the investment manager.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment management agreement (the "Management Agreement"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Management Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting held on June 14, 2011 and at a meeting held in person on June 21-22, 2011, the Management Agreement was discussed and was unanimously continued for a term ending June 30, 2012 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Management Agreement, the Board of Directors reviewed materials provided by the Fund's investment manager (the "Investment Manager") and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds") and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Manager; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment management personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Manager throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services provided by the Investment Manager: The Board of Directors reviewed the services that the Investment Manager provides to the Fund, including, but not limited to,

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Manager to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Manager's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Manager's ability to attract qualified and experienced personnel. The Board of Directors then considered the administrative services provided by the Investment Manager, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Manager are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Manager: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark index. The Board of Directors noted that the Fund outperformed the Peer Funds' medians and its benchmark for the one- and three-year periods ended March 31, 2011. The Board of Directors also noted that the Fund is the only closed-end fund of closed-end funds, making quantitative comparisons among the Peer Funds difficult. The Board of Directors further considered the Fund's performance across all periods versus a group of three closed-end funds compiled by the Investment Manager, and noted that the Fund outperformed the average performance of those funds for the three-year period ended March 31, 2011 and slightly underperformed for the one-year period. The Board of Directors engaged in discussions with the Investment Manager regarding the contributors and detractors to the Fund's performance during the periods. The Board of Directors also considered information provided by the Investment Manager, including a narrative summary of various factors affecting performance. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Fund: Next, the Board of Directors considered the management fees payable by the Fund, as well as the Fund's expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors considered the Fund's actual and contractual management fees, and the Fund's net expense ratios compared to the medians of the Peer Funds, noting that the Fund's actual management fee was slightly higher than the Peer Funds' median and that its contractual management fee and net expense ratio were lower than the Peer Funds' medians. The Board of Directors further considered the Fund's expenses versus the group of three closed-end funds compiled by the Investment Manager, and noted that the Fund's net expense ratio was the lowest among that group. The Board of Directors also considered that the Investment Manager charges the Fund a unitary fee over the life of the Fund, causing the Investment Manager to reimburse expenses to limit total expenses. The Board of Directors concluded that the Fund's current expense structure is satisfactory.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

The Board of Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Fund. The Board of Directors considered the level of the Investment Manager's profits and whether the profits were reasonable for the Investment Manager. The Board of Directors took into consideration other benefits to be derived by the Investment Manager in connection with the Management Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Manager receives by allocating the Fund's brokerage transactions. The Board of Directors concluded that the profits realized by the Investment Manager from its relationship with the Fund were reasonable and consistent with fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered that, as a closed-end fund, the Fund would not be expected to have inflows of capital that might produce increasing economies of scale. The Board of Directors determined that there were no economies of scale that were not being shared with shareholders.

(v) Comparison of services rendered and fees paid to those under other investment management contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Management Agreement to those under other investment management contracts of other investment advisers managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Management Agreement to the Investment Manager's other advisory contracts with institutional and other clients with similar investment mandates, including subadvised mutual funds and proprietary funds. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Manager in developing and managing the Fund that the Investment Manager does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Management Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Management Agreement.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don't share

For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share

For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share

For our affiliates to market to you—	No	We don't share

For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe SA, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds, and Cohen & Steers Open and Closed-End Funds (collectively, "Cohen & Steers").

What we do
How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • Cohen & Steers does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
EMERGING MARKETS REAL ESTATE FUND

  •  Designed for investors seeking total return, investing primarily in emerging market real estate securities

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS
GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Douglas R. Bond
Vice president

Yigal D. Jhirad
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Co-Administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

The Bank of New York Mellon
480 Washington Boulevard
Jersey City, NJ 07310
(866) 227-0757

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

New York Stock Exchange Symbol: FOF

Web site: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

CLOSED-END
OPPORTUNITY FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2011

FOFSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(principal financial officer)

Date: August 31, 2011